Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about pay versus performance. For a detailed explanation regarding Compensation Committee decisions with respect to Named Executive Officer pay, please refer to our Compensation Discussion & Analysis.
For purposes of this disclosure, compensation actually paid (“CAP”) represents an amount calculated based on the formulas which determine values as of a certain date and may not be reflective as of the respective grant date value, the current value or the future value, all of which may be higher or lower. CAP is not compensation actually delivered to or received by our NEOs in each respective year, nor is it a factor that drives executive pay decisions, including how the Compensation Committee establishes target compensation levels or determines incentive award opportunities and actual payouts.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)1	Compensation Actually Paid to PEO ($)(c)2	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)3	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)2	Company Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)4	Net Income (in millions) ($) (h)5	Pre-Tax Return on Equity (i)
2023	$11,823,662	$26,494,892	$5,249,637	$10,059,306	$379	$324	$2,451	38%
2022	11,234,457	34,801,768	5,046,515	10,577,592	308	249	3,863	68%
2021	10,999,918	30,540,286	4,047,731	9,221,379	193	214	3,214	81%
2020	10,976,625	14,341,620	3,603,810	4,586,970	112	98	551	17%
1 The principal executive officer (“PEO”) for each of the years represented was our Chief Executive Officer Mr. Mark Millett
2 In calculating CAP, we have adjusted the totals of our PEO’s and Non-PEOs’ compensation as reported in the Summary Compensation Table for each of the covered fiscal years to reflect CAP by the company as defined in Item 402(v) for such fiscal years. First, we deducted the total amounts reported under the “Stock Awards” and “Option Awards” columns from the Summary Compensation Table of $5,023,287, $4,646,697, $5,993,433, and $6,072,531 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for our PEO, and average amounts of $2,124,872, $2,450,124, $1,889,024, and $1,601,933 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively, for our non-PEO NEO’s. Next, we increased the compensation actually paid by adjusting for the fair value of equity awards granted during the current and prior fiscal years that either vested or remain unvested as of the current applicable fiscal year. These amounts resulted in increases of $19,694,517, $28,214,008, $25,533,801, and $9,437,526 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for our PEO, and average increases of $6,934,540, $7,981,201, $7,062,672, and $2,585,093 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for the non-PEO NEO’s. The detailed amounts are shown in the table below:
	PEO				Average Non-PEO NEOs
Year	Fair Value of Awards Granted	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Total Equity Value Included in CAP	Fair Value of Awards Granted	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Total Equity Value Included in CAP
2023	$5,652,135	$8,782,143	$5,260,239	$19,694,517	$2,395,963	$3,068,741	$1,469,836	$6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672
2020	7,351,026	3,887,491	(1,800,991)	9,437,526	1,932,332	1,079,519	(426,758)	2,585,093
3 The non-PEO NEOs for 2023 include Ms. Wagler, Mr. Schneider, Mr. Graham, and Mr. Pushis. The non-PEO NEOs for 2022 include Ms. Wagler, Mr. Rinn, Mr. Graham, Mr. Pushis and Mr. Schneider. The non-PEO NEOs for 2021 and 2020 include Ms. Wagler, Mr. Rinn, Mr. Pushis and Mr. Schneider.
4 Peer Group Total Shareholder Return is based on the S&P Steel Index
5 Net Income represents Net Income attributable to Steel Dynamics, Inc. as reported in our audited financial statements for each fiscal year.

Company Selected Measure Name	Pre-Tax Return on Equity
Named Executive Officers, Footnote
1 The principal executive officer (“PEO”) for each of the years represented was our Chief Executive Officer Mr. Mark Millett
3 The non-PEO NEOs for 2023 include Ms. Wagler, Mr. Schneider, Mr. Graham, and Mr. Pushis. The non-PEO NEOs for 2022 include Ms. Wagler, Mr. Rinn, Mr. Graham, Mr. Pushis and Mr. Schneider. The non-PEO NEOs for 2021 and 2020 include Ms. Wagler, Mr. Rinn, Mr. Pushis and Mr. Schneider.

Peer Group Issuers, Footnote	4 Peer Group Total Shareholder Return is based on the S&P Steel Index
PEO Total Compensation Amount	$ 11,823,662	$ 11,234,457	$ 10,999,918	$ 10,976,625
PEO Actually Paid Compensation Amount	$ 26,494,892	34,801,768	30,540,286	14,341,620
Adjustment To PEO Compensation, Footnote
2 In calculating CAP, we have adjusted the totals of our PEO’s and Non-PEOs’ compensation as reported in the Summary Compensation Table for each of the covered fiscal years to reflect CAP by the company as defined in Item 402(v) for such fiscal years. First, we deducted the total amounts reported under the “Stock Awards” and “Option Awards” columns from the Summary Compensation Table of $5,023,287, $4,646,697, $5,993,433, and $6,072,531 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for our PEO, and average amounts of $2,124,872, $2,450,124, $1,889,024, and $1,601,933 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively, for our non-PEO NEO’s. Next, we increased the compensation actually paid by adjusting for the fair value of equity awards granted during the current and prior fiscal years that either vested or remain unvested as of the current applicable fiscal year. These amounts resulted in increases of $19,694,517, $28,214,008, $25,533,801, and $9,437,526 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for our PEO, and average increases of $6,934,540, $7,981,201, $7,062,672, and $2,585,093 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for the non-PEO NEO’s. The detailed amounts are shown in the table below:
	PEO				Average Non-PEO NEOs
Year	Fair Value of Awards Granted	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Total Equity Value Included in CAP	Fair Value of Awards Granted	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Total Equity Value Included in CAP
2023	$5,652,135	$8,782,143	$5,260,239	$19,694,517	$2,395,963	$3,068,741	$1,469,836	$6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672
2020	7,351,026	3,887,491	(1,800,991)	9,437,526	1,932,332	1,079,519	(426,758)	2,585,093

Non-PEO NEO Average Total Compensation Amount	$ 5,249,637	5,046,515	4,047,731	3,603,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,059,306	10,577,592	9,221,379	4,586,970
Adjustment to Non-PEO NEO Compensation Footnote
2 In calculating CAP, we have adjusted the totals of our PEO’s and Non-PEOs’ compensation as reported in the Summary Compensation Table for each of the covered fiscal years to reflect CAP by the company as defined in Item 402(v) for such fiscal years. First, we deducted the total amounts reported under the “Stock Awards” and “Option Awards” columns from the Summary Compensation Table of $5,023,287, $4,646,697, $5,993,433, and $6,072,531 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for our PEO, and average amounts of $2,124,872, $2,450,124, $1,889,024, and $1,601,933 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively, for our non-PEO NEO’s. Next, we increased the compensation actually paid by adjusting for the fair value of equity awards granted during the current and prior fiscal years that either vested or remain unvested as of the current applicable fiscal year. These amounts resulted in increases of $19,694,517, $28,214,008, $25,533,801, and $9,437,526 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for our PEO, and average increases of $6,934,540, $7,981,201, $7,062,672, and $2,585,093 for the applicable fiscal years 2023, 2022, 2021, and 2020, respectively for the non-PEO NEO’s. The detailed amounts are shown in the table below:
	PEO				Average Non-PEO NEOs
Year	Fair Value of Awards Granted	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Total Equity Value Included in CAP	Fair Value of Awards Granted	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Total Equity Value Included in CAP
2023	$5,652,135	$8,782,143	$5,260,239	$19,694,517	$2,395,963	$3,068,741	$1,469,836	$6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672
2020	7,351,026	3,887,491	(1,800,991)	9,437,526	1,932,332	1,079,519	(426,758)	2,585,093

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid ($ in millions) to Company Total Shareholder Return and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid ($ in millions) to Net Income ($ in billions)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid ($ in millions) to Pre-Tax Return On Equity
Total Shareholder Return Vs Peer Group	Compensation Actually Paid ($ in millions) to Company Total Shareholder Return and Peer Group Total Shareholder Return
Tabular List, Table
Tabular List
The following table presents an unranked list that we believe represent the most important financial performance measures used to link CAP to our NEOs to Company performance.

Pre-Tax Return on Equity
Pre-Tax Return on Assets
Total Net Sales

Total Shareholder Return Amount	$ 379	308	193	112
Peer Group Total Shareholder Return Amount	324	249	214	98
Net Income (Loss)	$ 2,451,000,000	$ 3,863,000,000	$ 3,214,000,000	$ 551,000,000
Company Selected Measure Amount	38	68	81	17
PEO Name	Mr. Mark Millett
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Total Net Sales
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,023,287)	$ (4,646,697)	$ (5,993,433)	$ (6,072,531)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,694,517	28,214,008	25,533,801	9,437,526
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,652,135	9,563,127	10,128,715	7,351,026
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,782,143	17,524,779	13,328,783	3,887,491
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,260,239	1,126,102	2,076,303	(1,800,991)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,124,872)	(2,450,124)	(1,889,024)	(1,601,933)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,934,540	7,981,201	7,062,672	2,585,093
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,395,963	4,029,198	2,708,162	1,932,332
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,068,741	3,555,421	3,758,692	1,079,519
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,469,836	$ 396,582	$ 595,818	$ (426,758)